Related Party Balances and Transactions (Details) - Schedule of Relationship with the Group	9 Months Ended
Sep. 30, 2021
Ochem [Member]
Related Party Balances and Transactions (Details) - Schedule of Relationship with the Group [Line Items]
Relationship	Controlled by CEO
Ochemate [Member]
Related Party Balances and Transactions (Details) - Schedule of Relationship with the Group [Line Items]
Relationship	Controlled by CEO